TRADE PAYABLES AND OTHER - Schedule of Trade Payables and Other (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	20	4
Other payables	23	28
Total other	43	32
Total trade payables and other	43	32
Current
Trade payables	1,155	1,065
Fixed assets payables	36	22
Employees' entitlements	195	185
Taxes payable other than income tax	17	16
Contract liabilities and other liabilities to customers	55	77
Other payables	9	12
Total other	312	312
Total trade payables and other	€ 1,467	€ 1,377